UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01976
Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)
45 Rockefeller Plaza, 34th Floor, New York, New York 10111

(Address of principal executive offices) (Zip code)
John B. Harris
Ruane Cunniff L.P.
45 Rockefeller Plaza, 34th Floor
New York, NY 10111

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 686-6884
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Shareholders.
(a) Report to Shareholders.

Sequoia Fund, Inc.
SEQUX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Sequoia Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Fund Expenses
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sequoia Fund, Inc.	$54	1.00%*
*Annualized
Key Fund Statistics
Net assets	$3,895,115,489
Total number of portfolio holdings	24
Portfolio turnover rate as of the end of the reporting period	5%
Fund Holdings (as of June 30, 2025)
The following table and graph show the investment makeup of the Fund as of June 30, 2025. Figures are expressed as percentages of the Fund’s net assets.
Top Ten Holdings
Rolls-Royce Holdings PLC	14.3%
Constellation Software, Inc.	7.8%
Liberty Media Corp.-Liberty Formula One	7.5%
Universal Music Group NV	7.2%
The Charles Schwab Corp.	5.9%
Eurofins Scientific SE	5.3%
Alphabet, Inc.	5.2%
Intercontinental Exchange, Inc.	4.8%
Capital One Financial Corp.	4.5%
SAP SE	4.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, portfolio holdings and proxy voting information, at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-686-6884 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.sequoiafund.com/resources.
Sequoia Fund, Inc.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual Financial Statements are attached herewith.

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

SEMI-ANNUAL
FINANCIAL STATEMENTS
AND OTHER INFORMATION
N-CSR Items 7-11
June 30, 2025

Sequoia Fund
June 30, 2025

Page

Sequoia Fund
June 30, 2025
Schedule of Investments (Unaudited)
June 30, 2025
(Percentages are of the Fund's Net Assets)
Common Stocks (97.9%)
Shares		Value (Note 1)
	Aerospace & Defense (14.3%)
40,741,727	Rolls-Royce Holdings PLC (United Kingdom)	$541,121,897
1,150,000	Rolls-Royce Holdings PLC - SP ADR (United Kingdom)	15,387,000
		556,508,897
	Application Software (12.3%)
83,113	Constellation Software, Inc. (Canada)	304,754,787
575,172	SAP SE (Germany)	174,902,784
		479,657,571
	Cable & Satellite (3.9%)
146,487	Charter Communications, Inc. - Class A(a)	59,885,350
340,760	Liberty Broadband Corp. - Class A(a)	33,333,143
583,728	Liberty Broadband Corp. - Class C(a)	57,427,161
		150,645,654
	Consumer Finance (7.4%)
828,064	Capital One Financial Corp.	176,178,896
218,462	Credit Acceptance Corp.(a)	111,291,097
		287,469,993
	Financial Exchanges & Data (4.8%)
1,017,373	Intercontinental Exchange, Inc.	186,657,424
	Interactive Media & Services (8.4%)
1,155,584	Alphabet, Inc. - Class A	203,648,568
170,027	Meta Platforms, Inc. - Class A	125,495,229
		329,143,797
	Investment Banking & Brokerage (5.9%)
2,532,139	The Charles Schwab Corp.	231,032,362
	Life Sciences Tools & Services (7.7%)
2,926,063	Eurofins Scientific SE (Luxembourg)	208,321,927
630,488	ICON PLC (Ireland)(a)	91,704,480
		300,026,407
	Managed Health Care (6.4%)
418,967	Elevance Health, Inc.	162,961,404
277,444	UnitedHealth Group, Inc.	86,554,205
		249,515,609
	Movies & Entertainment (14.7%)
42,268	Liberty Media Corp.-Liberty Formula One - Class A(a)	4,013,769
2,743,813	Liberty Media Corp.-Liberty Formula One - Class C(a)	286,728,458
8,699,174	Universal Music Group NV (Netherlands)	281,592,837
		572,335,064
	Multi-Sector Holdings (1.0%)
78,394	Berkshire Hathaway, Inc. - Class B(a)	38,081,454
	Research & Consulting Services (1.8%)
1,014,578	Amentum Holdings, Inc.(a)	23,954,187
361,872	Jacobs Solutions, Inc.	47,568,074
		71,522,261
	Semiconductors (4.1%)
696,985	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	157,860,133
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2025
Schedule of Investments (Unaudited) (Continued)
June 30, 2025
Shares		Value (Note 1)
	Trading Companies & Distributors (3.6%)
2,182,681	Ashtead Group PLC (United Kingdom)	$139,885,905
	Miscellaneous Securities (1.6%)(b)	62,663,863
	Total Common Stocks (Cost $1,571,486,480)	3,813,006,394
Units
	Warrants (0.0%)
99,398	Constellation Software, Inc., expiring 03/31/40 (Canada)(a)	0
	(cost $0)
	Total Investments (97.9%) (Cost $1,571,486,480)(c)	3,813,006,394
	Other Assets Less Liabilities (2.1%)	82,109,095
	Net Assets (100.0%)	$3,895,115,489

(a)	Non-income producing security.
(b)	”Miscellaneous Securities“ include holdings that are not restricted, have been held for not more than one year prior to June 30, 2025, and have not previously been publicly disclosed.
(c)	The cost for federal income tax purposes is $1,621,907,624. The difference between book cost and tax cost is attributable to financial and tax accounting differences on a corporate spin-off.
Abbreviation:
SP ADR	Sponsored American Depository Receipt
Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:
Level 1 −	unadjusted quoted prices in active markets for identical securities.
Level 2 −	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 −	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. For the six months ended June 30, 2025, there were no transfers in or out of Level 3 and there were no Level 3 securities held by the Fund.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Common Stocks	$3,813,006,394	$—	$—	$3,813,006,394
Warrants	—	0	—	0
Total Investments	$3,813,006,394	$0	$—	$3,813,006,394
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)
June 30, 2025
Assets
Investments in securities, at value (cost $1,571,486,480)(Note 1)	$3,813,006,394
Cash on deposit	66,525,105
Receivable for investments sold	20,590,929
Receivable for capital stock sold	471,667
Dividends receivable	1,195,254
Total assets	3,901,789,349
Liabilities
Payable for investments purchased	951,100
Payable for capital stock repurchased	2,566,467
Accrued investment advisory fee	2,766,845
Accrued professional fees	114,078
Accrued transfer agent fees	63,452
Accrued custodian fees	10,007
Accrued independent Directors fees and expenses	103,395
Accrued other expenses	98,516
Total liabilities	6,673,860
Net Assets	$3,895,115,489
Net Assets Consist of
Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 18,517,169 shares outstanding	$1,612,732,695
Total distributable earnings (loss)	2,282,382,794
Net Assets	$3,895,115,489

Net asset value per share	$210.35
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2025
Statement of Operations (Unaudited)
Six Months Ended June 30, 2025
Investment Income
Income
Dividends, net of $1,170,422 foreign tax withheld	$17,415,196
Total investment income	17,415,196
Expenses
Investment advisory fee(Note 2)	17,512,945
Professional fees	227,744
Transfer agent fees	312,283
Independent Directors fees and expenses	545,969
Custodian fees	61,968
Other	812,621
Total expenses	19,473,530
Less expenses reimbursed by Investment Adviser(Note 2)	1,886,007
Net expenses	17,587,523
Net investment loss	(172,327)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations
Realized gain (loss) on
Investments(Note 3)	88,336,490
Class actions	5,069,419
Foreign currency transactions	(444,019)
Net realized gain on investments and foreign currency transactions	92,961,890
Net change in unrealized appreciation/(depreciation) on
Investments	552,322,518
Foreign currency translations	71,568
Net increase in unrealized appreciation/(depreciation) on investments and foreign currency translations	552,394,086
Net realized and unrealized gain on investments, foreign currency transactions and translations	645,355,976
Net increase in net assets from operations	$645,183,649
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2025
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets
From operations
Net investment loss	$(172,327)	$(7,772,822)
Net realized gain on investments and foreign currency transactions	92,961,890	453,892,840
Net increase in unrealized appreciation on investments and foreign currency translations	552,394,086	204,912,991
Net increase in net assets from operations	645,183,649	651,033,009
Distributions to shareholders from:
Total distributable earnings	(156,316,152)	(168,628,570)
Capital share transactions
Shares sold	70,206,166	35,568,288
Shares issued to shareholders on reinvestment of net income and net realized gain distributions	128,718,660	134,261,544
Shares repurchased	(157,678,882)	(528,891,163)
Net increase (decrease) from capital shares transactions	41,245,944	(359,061,331)
Total increase in net assets	530,113,441	123,343,108
Net Assets
Beginning of period	3,365,002,048	3,241,658,940
End of period	$3,895,115,489	$3,365,002,048

Share transactions
Shares sold	349,439	197,652
Shares issued to shareholders on reinvestment of net income and net realized gain distributions	640,455	728,337
Shares repurchased	(809,607)	(2,922,191)
Net increase (decrease) from capital share transactions	180,287	(1,996,202)
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2025
Financial Highlights
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$183.51	$159.43	$124.72	$184.99	$169.62	$157.27
Income from investment operations
Net investment loss	(0.01)	(0.43)	(0.18)	(0.66)	(0.13)	(0.95)
Net realized and unrealized gains (losses) on investments	35.65	33.62	34.89	(55.76)	42.92	36.20
Net increase (decrease) in net asset value from operations	35.64	33.19	34.71	(56.42)	42.79	35.25
Less distributions from
Net investment income	(0.02)(a)	(0.66)(a)	—	(0.02)(a)	(4.93)(a)	—
Net realized gains	(8.78)	(8.45)	—	(3.83)	(22.49)	(22.90)
Total distributions	(8.80)	(9.11)	—	(3.85)	(27.42)	(22.90)
Net asset value, end of period	$210.35	$183.51	$159.43	$124.72	$184.99	$169.62

Total Return	19.65%(b), (c)	20.79%(b)	27.83%(b)	(30.52)%(b)	25.48%	23.33%

Ratios/Supplementary data
Net assets, end of period (in millions)	$3,895	$3,365	$3,242	$2,987	$4,899	$4,330
Ratio of expenses to average net assets
Before expenses reimbursed by Investment Adviser	1.11%(d)	1.11%	1.11%	1.09%	1.07%	1.09%(e)
After expenses reimbursed by Investment Adviser	1.00%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.01)%(d)	(0.22)%	(0.12)%	(0.43)%	(0.27)%	(0.63)%
Portfolio turnover rate	5%(c)	7%	9%	16%	23%	28%

(a)	The difference of net investment income/(loss) for financial and tax reporting is attributable to financial and tax accounting differences on corporate spin–offs. As a result, the Fund was required to make a distribution from net investment income for tax purposes.
(b)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended June 30, 2025 and years ended December 31, 2024, 2023 and 2022 by 0.15%, 0.02%, 0.62% and 0.08%, respectively.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects reductions of 0.00% for expenses reimbursed by insurance company for the year ended December 31, 2020.
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2025
Notes to Financial Statements (Unaudited)
Note 1—  Significant Accounting Policies
Sequoia Fund, Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles (”GAAP“). The Fund follows such policies in the preparation of its financial statements.
A.	Valuation of investments: Investments for which market quotations are readily available are valued at market value, and other investments are valued at “fair value” as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Ruane Cunniff L.P. (the “Investment Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.
Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (”NASDAQ“) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.
Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.
U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost, provided that the amortized cost value is approximately the same as the fair value as determined without the use of amortized cost valuation. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at prices supplied by an independent pricing service.
When reliable market quotations are insufficient or not readily available at the time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued at fair value as determined in good faith by the Investment Adviser, in accordance with procedures approved by the Board.
B.	Foreign currency translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses on foreign currency transactions arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions and translations arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.	Investment transactions and investment income: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

Sequoia Fund
June 30, 2025
Notes to Financial Statements (Unaudited) (Continued)
D.	Federal income taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and it intends to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.
E.	Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F.	Dividends and distributions: Dividends and distributions are recorded by the Fund on the ex-dividend date.
G.	Operating Segment Reporting: In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) ("ASU 2023-07"). ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The adoption of this standard did not have a material impact on the financial statements.
Note 2— Investment Advisory Contract and Payments to Affiliates
The Investment Adviser provides the Fund with investment advice and administrative services pursuant to an investment advisory contract (the “Advisory Contract”) with the Fund.
Under the terms of the Advisory Contract, the Investment Adviser receives an investment advisory fee equal to 1.00% per annum of the Fund’s average daily net asset value. Under the Advisory Contract, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1½% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1.00% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2025 and the Investment Adviser reimbursed the Fund $1,505,521. Such reimbursement is not subject to recoupment by the Investment Adviser.
The Fund has contractually agreed to pay an asset-based fee to certain financial intermediaries for providing recordkeeping and other administrative services for sub-accounts maintained by the intermediaries. The Investment Adviser has contractually agreed to pay such fees on behalf of the Fund as long as the Advisory Contract remains in effect. Total fees paid by the Investment Adviser to the intermediaries on behalf of the Fund for the six months ended June 30, 2025 were approximately $380,486, which is included in expenses reimbursed by the Investment Adviser in the Statement of Operations.
For the six months ended June 30, 2025, advisory fees of $17,512,945 were earned by the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser. There were no other amounts accrued or paid to interested persons, including officers and directors.
Note 3— Investment Transactions
The aggregate cost of purchases and the proceeds from the sales of securities, excluding short-term securities, for the six months ended June 30, 2025 were $156,481,844 and $222,654,655, respectively. Included in proceeds of sales is $1,974,391 representing the value of securities distributed in payment of redemptions in-kind, resulting in realized gains of $1,558,901.

Sequoia Fund
June 30, 2025
Notes to Financial Statements (Unaudited) (Continued)
Note 4— Federal Income Tax Information
Distributions to shareholders are determined in accordance with federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2025, permanent differences due primarily to realized gains on redemptions in-kind not recognized for tax purposes, resulted in a net decrease in total distributable earnings (loss) of $1,558,901 with a corresponding increase in paid in capital of $1,558,901. These reclassifications had no effect on net assets.
At June 30, 2025 the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were $1,621,907,624, $2,226,737,731 and $35,638,961, respectively. The net unrealized appreciation on foreign currencies was $46,738.
The tax character of distributions paid for the six months ended June 30, 2025 and the year ended December 31, 2024 was as follows:
	2025	2024
Distributions paid from
Ordinary income	$371,061	$12,197,174
Long-term capital gains	155,945,091	156,431,396
	$156,316,152	$168,628,570
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of June 30, 2025 and December 31, 2024 the components of distributable earnings on a tax basis were as follows:
	2025	2024
Undistributed ordinary income /(ordinary loss deferral)	$(174,579)	$368,809
Undistributed long-term gains	40,990,721	155,953,966
Unrealized appreciation	2,241,566,652	1,638,751,423
	$2,282,382,794	$1,795,074,198
During the year ended December 31, 2024, the Fund utilized $15,911,168 of capital loss carryforwards from prior years.
The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open years (tax years ended December 31, 2021 through December 31, 2024) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.
Note 5— Interim Financial Statement
The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly it does not express an opinion thereon.
Note 6—  Indemnification
The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss pursuant to these arrangements to be remote.

Sequoia Fund
June 30, 2025
Notes to Financial Statements (Unaudited) (Continued)
Note 7— ReFlow Transactions
The Fund participates in the ReFlow Fund, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stands ready to purchase Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.
Following purchases of the Fund’s shares, ReFlow periodically redeems its entire share position in the Fund and requests that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. ReFlow generally redeems its shares when the Fund experiences net sales, when a maximum holding period is reached (currently 8 days), when ReFlow reaches a maximum position in the Fund, or at other times at ReFlow’s or the Investment Adviser’s discretion. While ReFlow holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow fees that were incurred by the Fund during six month period ended June 30, 2025 were $60,955 and are recorded in other expenses within the Statement of Operations.
ReFlow’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will not be subject to the Fund’s investment minimums, or the limitations noted in the “Frequent Purchases and Redemptions of Shares” section within the Fund’s prospectus. The Board has approved the Fund’s use of the ReFlow program. The Investment Adviser believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so.
During the six months ended June 30, 2025, the Fund had the following in-kind redemption transactions related to ReFlow:
Redemptions In-Kind Value of Securities (2,675 shares)	$1,974,391
Cash	63,690
Total Amount	$2,038,081
Realized Gains	$1,558,901
The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.
Note 8— Subsequent Events
Management, on behalf of the Fund, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no subsequent events require disclosure and/or adjustment to the financial statements.

Sequoia Fund
June 30, 2025
Other Information (Unaudited)
Changes in and Disagreements with Accountants
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Disclosed as part of the Fund’s financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

Sequoia Fund
June 30, 2025
Sequoia Fund, Inc.
45 Rockefeller Plaza, 34th Floor
New York, New York 10111
1-800-686-6884
Website: www.sequoiafund.com
Interested Directors
John B. Harris
Jennifer Rusk Talia
Independent Directors
Melissa Crandall, Chairperson of the Board
Peter Atkins
Edward Lazarus
Roger Lowenstein
Katharine Weymouth
Officers
John B. Harris	—	President & CEO
Jennifer Rusk Talia	—	Executive Vice President
Patrick Dennis	—	Treasurer
Yau Dun Lee	—	Chief Compliance Officer & Secretary
Michael Valenti	—	Assistant Secretary
Investment Adviser
Ruane Cunniff L.P.
45 Rockefeller Plaza, 34th Floor
New York, New York 10111
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
The Bank of New York Mellon
MF Custody Administration Department
240 Greenwich Street,
New York, New York 10286
Registrar and Transfer Agent
SS&C GIDS, Inc.
P.O. Box 219477
Kansas City, Missouri 64121
Accounting Agent
The Bank of New York Mellon
118 Flanders Road
Westborough, Massachusetts 01581
Legal Counsel
Seward & Kissel LLP
901 K Street, NW
Washington, DC 20001

45 Rockefeller Plaza, 34th Floor
New York, NY 10111
(212) 832-5280
info@ruanecunniff.com
For additional information about Ruane Cunniff L.P. and Sequoia Fund, please visit www.ruanecunniff.com and www.sequoiafund.com.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Sequoia Fund, Inc.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO (principal executive officer)

Date  August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO (principal executive officer)

Date  August 25, 2025

By (Signature and Title)	/s/ Patrick Dennis
Patrick Dennis, Treasurer (principal financial officer)

Date  August 25, 2025